JOHN HANCOCK STRATEGIC SERIES

200 Berkeley Street

Boston, MA 02116

July 1, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Strategic Series (the “Trust”), on behalf of:

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio; and John Hancock Managed Account Shares Securitized Debt Portfolio (the “Funds”)

File Nos. 033-05186; 811-04651

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectus and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information, each dated June 27, 2019, contained in Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 70 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on June 27, 2019 via EDGAR, accession number 0001133228-19-004047.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee
Thomas Dee
Assistant Secretary of the Trust